                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21921

                        Oppenheimer Transition 2015 Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: February 28

                      Date of reporting period: 05/31/2009

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Transition 2015 Fund

STATEMENT OF INVESTMENTS May 31, 2009 / Unaudited

                                                                    Shares      Value
                                                                   -------   -----------
INVESTMENT COMPANIES--99.9%(1)
ALTERNATIVE INVESTMENT FUND--3.9%
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y            327,101   $ 1,056,536
                                                                             -----------
FIXED INCOME FUNDS--20.2%
Oppenheimer Core Bond Fund, Cl. Y                                  787,672     4,434,591
Oppenheimer International Bond Fund, Cl. Y                         171,438     1,038,913
                                                                             -----------
                                                                               5,473,504
                                                                             -----------
GLOBAL EQUITY FUNDS--13.9%
Oppenheimer International Growth Fund, Cl. Y                       143,726     2,904,699
Oppenheimer Quest International Value Fund, Inc., Cl. Y             70,891       876,918
                                                                             -----------
                                                                               3,781,617
                                                                             -----------
MONEY MARKET FUND--0.7%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.60%(2)       198,978       198,978
                                                                             -----------
U.S. EQUITY FUNDS--61.2%
Oppenheimer Capital Appreciation Fund, Cl. Y(3)                     66,404     2,235,808
Oppenheimer Main Street Fund, Cl. Y                                118,371     2,823,159
Oppenheimer MidCap Fund, Cl. Y(3)                                  177,303     1,985,794
Oppenheimer Small- & Mid- Cap Value Fund, Cl. Y                    182,218     3,974,176
Oppenheimer Value Fund, Cl. Y                                      336,365     5,576,925
                                                                             -----------
                                                                              16,595,862
                                                                             -----------
Total Investments, at Value (Cost $32,788,965)                        99.9%   27,106,497
Other Assets Net of Liabilities                                        0.1        23,621
                                                                    ------   -----------
Net Assets                                                           100.0%  $27,130,118

Footnotes to Statement of Investments


                      1 | Oppenheimer Transition 2015 Fund

Oppenheimer Transition 2015 Fund

STATEMENT OF INVESTMENTS May 31, 2009 / Unaudited

(1.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended May 31, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                      SHARES
                                                     FEBRUARY     GROSS        GROSS        SHARES
                                                     28, 2009   ADDITIONS   REDUCTIONS   MAY 31, 2009
                                                     --------   ---------   ----------   ------------
Oppenheimer Capital Appreciation Fund, Cl. Y           57,972      10,662       2,230        66,404
Oppenheimer Commodity Strategy Total Return
   Fund, Cl. Y                                        271,466      71,016      15,381       327,101
Oppenheimer Core Bond Fund, Cl. Y                     668,176     147,908      28,412       787,672
Oppenheimer Institutional Money Market Fund, Cl. E    193,382   4,423,109   4,417,513       198,978
Oppenheimer International Bond Fund, Cl. Y            153,034      22,893       4,489       171,438
Oppenheimer International Growth Fund, Cl. Y          125,849      22,712       4,835       143,726
Oppenheimer Main Street Fund, Cl. Y                   103,509      18,786       3,924       118,371
Oppenheimer MidCap Fund, Cl. Y                        152,926      30,825       6,448       177,303
Oppenheimer Quest International Value Fund,
   Inc., Cl. Y                                         61,519      11,920       2,548        70,891
Oppenheimer Small- & Mid- Cap Value Fund, Cl. Y       157,690      30,954       6,426       182,218
Oppenheimer Value Fund, Cl. Y                         293,627      54,088      11,350       336,365


                                                                             REALIZED
                                                        VALUE       INCOME     LOSS
                                                     -----------   -------   --------
Oppenheimer Capital Appreciation Fund, Cl. Y         $ 2,235,808   $    --   $ 41,722
Oppenheimer Commodity Strategy Total Return
   Fund, Cl. Y                                         1,056,536        --     90,638
Oppenheimer Core Bond Fund, Cl. Y                      4,434,591    78,043    131,920
Oppenheimer Institutional Money Market Fund, Cl. E       198,978       502         --
Oppenheimer International Bond Fund, Cl. Y             1,038,913    10,584      4,539
Oppenheimer International Growth Fund, Cl. Y           2,904,699        --     57,349
Oppenheimer Main Street Fund, Cl. Y                    2,823,159        --     58,652
Oppenheimer MidCap Fund, Cl. Y                         1,985,794        --     58,325
Oppenheimer Quest International Value Fund,
   Inc., Cl. Y                                           876,918        --      1,282
Oppenheimer Small- & Mid- Cap Value Fund, Cl. Y        3,974,176        --    108,562
Oppenheimer Value Fund, Cl. Y                          5,576,925        --    125,610
                                                     -----------   -------   --------
                                                     $27,106,497   $89,129   $678,599
                                                     ===========   =======   ========

(2.) Rate shown is the 7-day yield as of May 31, 2009.

(3.) Non-income producing security.


                      2 | Oppenheimer Transition 2015 Fund

Oppenheimer Transition 2015 Fund

STATEMENT OF INVESTMENTS May 31, 2009 / Unaudited

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investment was determined based on the following inputs as of May 31, 2009:

                                               INVESTMENTS IN   OTHER FINANCIAL
VALUATION DESCRIPTION                            SECURITIES       INSTRUMENTS*
---------------------                          --------------   ----------------
Level 1--Quoted Prices                           $27,106,497           $--
Level 2--Other Significant Observable Inputs              --            --
Level 3--Significant Unobservable Inputs                  --            --
                                                 -----------           ---
   Total                                         $27,106,497           $--
                                                 ===========           ===

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options written and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the


                      3 | Oppenheimer Transition 2015 Fund

Oppenheimer Transition 2015 Fund

STATEMENT OF INVESTMENTS May 31, 2009 / Unaudited

close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund's net assets attributable to that class by the number of outstanding shares of that class on that day.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical assets or liabilities are classified as "Level 1," inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing assets and liabilities are not necessarily an indication of the risks associated with investing in those assets or liabilities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

The Fund classifies each of its investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds.

To determine their net asset values, the Underlying Funds' assets are valued primarily on the basis of current market quotations. In the absence of a readily available quoted market price, including for assets whose values have been materially affected by what the Manager identifies as a significant event occurring before the Underlying Fund's assets are valued but after the close of their respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that Underlying Fund's assets using consistently applied procedures under the supervision of the Board of Trustees. The methodologies used for valuing assets are not necessarily an indication of the risks associated with investing in those Underlying Funds.

The Underlying Funds' investments are classified as Level 1, Level 2 or Level 3 based on the inputs used in determining their value. Investments held by the Underlying Funds are typically classified as Level 1 or Level 2.

Fair valued assets may be classified as "Level 3" if the Manager's own assumptions about the inputs that market participants would use in valuing such securities are significant to the fair value.

There have been no significant changes to the fair valuation methodologies during the period.

RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the


                      4 | Oppenheimer Transition 2015 Fund

Oppenheimer Transition 2015 Fund

STATEMENT OF INVESTMENTS May 31, 2009 / Unaudited

value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When appplicable, the Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of May 31, 2009 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $35,746,577
                                 ===========
Gross unrealized appreciation    $   182,362
Gross unrealized depreciation     (8,822,442)
                                 -----------
Net unrealized depreciation      $(8,640,080)
                                 ===========


                      5 | Oppenheimer Transition 2015 Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 05/31/2009, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Transition 2015 Fund


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 07/13/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 07/13/2009


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 07/13/2009